Income Taxes - Income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Current income tax expense	$ 44.4	$ 20.0	$ 66.5	$ 39.5
Deferred income tax expense	50.9	7.0	56.3	15.1
Income tax expense	$ 95.3	$ 27.0	$ 122.8	$ 54.6